UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08299

                  Oppenheimer International Small Company Fund
                  --------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: AUGUST 31

                     Date of reporting period: MAY 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.4%
-------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--17.4%
-------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.0%
IG Group Holdings plc 1                                                                  3,500,000      $      7,631,785
-------------------------------------------------------------------------------------------------------------------------
Ukbetting plc 1                                                                          4,000,000             3,343,448
                                                                                                        -----------------
                                                                                                              10,975,233
-------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.1%
Nissen Co. Ltd.                                                                            539,800             5,809,321
-------------------------------------------------------------------------------------------------------------------------
MEDIA--8.4%
Balaji Telefilms Ltd.                                                                    2,250,000             5,392,286
-------------------------------------------------------------------------------------------------------------------------
Hurriyet Gazetecilik ve Matbaacilik AS                                                   3,000,000             5,760,352
-------------------------------------------------------------------------------------------------------------------------
Impresa Sociedade Gestora de Participacoes SA 1                                            500,000             3,384,032
-------------------------------------------------------------------------------------------------------------------------
S. M. Entertainment Co. 1                                                                  153,787             5,006,655
-------------------------------------------------------------------------------------------------------------------------
Television Eighteen India Ltd.                                                             541,667             3,492,669
-------------------------------------------------------------------------------------------------------------------------
Village Roadshow Ltd. 1                                                                  5,000,000             9,628,164
-------------------------------------------------------------------------------------------------------------------------
Yedang Entertainment Co. Ltd. 1,2                                                        1,000,000            13,458,241
                                                                                                        -----------------
                                                                                                              46,122,399
-------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.1%
French Connection Group plc                                                              1,250,000             6,297,358
-------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--4.8%
Arvind Mills Ltd. 1                                                                      5,000,000            16,175,063
-------------------------------------------------------------------------------------------------------------------------
Himatsingka Seide Ltd.                                                                     350,000             3,056,000
-------------------------------------------------------------------------------------------------------------------------
Titan Industries Ltd.                                                                    1,000,000             6,867,429
                                                                                                        -----------------
                                                                                                              26,098,492
-------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.0%
-------------------------------------------------------------------------------------------------------------------------
BEVERAGES--1.6%
Kook Soon Dang Brewery Co. Ltd.                                                            600,000             8,649,350
-------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.4%
B&B Group Holdings Ltd. 2,3                                                             32,000,000             3,249,211
-------------------------------------------------------------------------------------------------------------------------
Thorntons plc                                                                            2,000,000             4,797,122
                                                                                                        -----------------
                                                                                                               8,046,333
-------------------------------------------------------------------------------------------------------------------------
ENERGY--2.9%
-------------------------------------------------------------------------------------------------------------------------
OIL & GAS--2.9%
Great Eastern Shipping Co. Ltd.                                                          3,000,000            10,728,000
-------------------------------------------------------------------------------------------------------------------------
Southern Cross Resources, Inc. 1,2                                                       7,500,000             5,198,375
                                                                                                        -----------------
                                                                                                              15,926,375
-------------------------------------------------------------------------------------------------------------------------
FINANCIALS--9.1%
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.8%
auFeminin.com SA 2                                                                         600,000             9,819,846
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.2%
SFCG Co. Ltd.                                                                               25,000             6,366,610
-------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--6.1%
Great Eagle Holdings Ltd.                                                                3,500,000             7,984,859
-------------------------------------------------------------------------------------------------------------------------
Hoosiers Corp.                                                                               3,500            12,604,376
-------------------------------------------------------------------------------------------------------------------------
Kenedix, Inc.                                                                                5,000            13,006,343
                                                                                                        -----------------
                                                                                                              33,595,578


1      |      OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--8.2%
-------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.6%
Norwood Immunology Ltd. 1,3                                                              5,000,000      $      3,066,342
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.9%
Elekta AB, B Shares 1                                                                      100,000             3,776,400
-------------------------------------------------------------------------------------------------------------------------
Imaging Dynamics Co. Ltd. 1,2                                                            2,000,000             2,947,737
-------------------------------------------------------------------------------------------------------------------------
Imaging Dynamics Co. Ltd. 1,2                                                            4,000,000             5,600,701
-------------------------------------------------------------------------------------------------------------------------
Ortivus AB, Cl. B 1                                                                        450,000             1,717,523
-------------------------------------------------------------------------------------------------------------------------
Xillix Technologies Corp. 1,2                                                           15,000,000             7,289,675
                                                                                                        -----------------
                                                                                                              21,332,036
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.7%
Apollo Hospitals Enterprise Ltd.                                                         1,250,000             9,302,857
-------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--2.0%
Norwood Abbey Ltd. 1                                                                     7,000,000             2,291,381
-------------------------------------------------------------------------------------------------------------------------
Tsumura & Co.                                                                              500,000             8,743,723
                                                                                                        -----------------
                                                                                                              11,035,104
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--7.3%
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.4%
Trafficmaster plc 1,2                                                                   10,000,000             7,722,639
-------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--2.5%
Electrovaya, Inc. 1,2                                                                    4,000,000             1,242,830
-------------------------------------------------------------------------------------------------------------------------
RHJ International Ltd. 1                                                                   100,000             2,522,642
-------------------------------------------------------------------------------------------------------------------------
Solarworld AG                                                                               75,000             9,985,972
                                                                                                        -----------------
                                                                                                              13,751,444
-------------------------------------------------------------------------------------------------------------------------
MACHINERY--3.4%
Fong's Industries Co. Ltd.                                                              13,000,000             9,774,625
-------------------------------------------------------------------------------------------------------------------------
Railpower Technologies Corp. 1                                                           1,250,000             5,576,801
-------------------------------------------------------------------------------------------------------------------------
ZENON Environmental, Inc. 1                                                                150,000             3,029,398
                                                                                                        -----------------
                                                                                                              18,380,824
-------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--25.3%
-------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.9%
Lectra                                                                                   1,000,000             4,983,757
-------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--13.6%
Ahnlab, Inc. 2                                                                             700,000            12,324,334
-------------------------------------------------------------------------------------------------------------------------
Mobilians Co. Ltd. 1,2                                                                     700,000            10,442,667
-------------------------------------------------------------------------------------------------------------------------
NCsoft Corp. 1                                                                             125,000            10,901,161
-------------------------------------------------------------------------------------------------------------------------
Neowiz Corp. 1,2                                                                           400,000             9,850,422
-------------------------------------------------------------------------------------------------------------------------
NHN Corp. 1                                                                                100,000            10,644,576
-------------------------------------------------------------------------------------------------------------------------
Ninetowns Digital World Trade Holdings Ltd., ADR 1                                       1,250,000             8,737,500
-------------------------------------------------------------------------------------------------------------------------
Opera Software ASA 1,2                                                                   8,000,000            11,647,267
                                                                                                        -----------------
                                                                                                              74,547,927
-------------------------------------------------------------------------------------------------------------------------
IT SERVICES--3.4%
Travelsky Technology Ltd., Cl. H                                                        10,000,000             8,033,058
-------------------------------------------------------------------------------------------------------------------------
United Internet AG                                                                         400,000            10,380,981
                                                                                                        -----------------
                                                                                                              18,414,039


2      |      OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.8%
Bluecord Technology Corp. 1,2                                                            1,000,000      $     10,101,271
-------------------------------------------------------------------------------------------------------------------------
SOFTWARE--5.6%
Certicom Corp. 1,2                                                                       2,500,000            13,344,487
-------------------------------------------------------------------------------------------------------------------------
Duzon Digital Ware Co. Ltd. 1,2                                                            700,000            10,221,808
-------------------------------------------------------------------------------------------------------------------------
MacDonald, Dettwiler & Associates Ltd. 1                                                   300,000             6,928,776
                                                                                                        -----------------
                                                                                                              30,495,071
-------------------------------------------------------------------------------------------------------------------------
MATERIALS--19.1%
-------------------------------------------------------------------------------------------------------------------------
CHEMICALS--3.6%
Allen-Vanguard Corp. 1,2                                                                 2,500,000             6,572,658
-------------------------------------------------------------------------------------------------------------------------
Hikal Ltd.                                                                                 650,000             6,740,686
-------------------------------------------------------------------------------------------------------------------------
Micro Inks Ltd.                                                                            500,000             6,629,143
                                                                                                        -----------------
                                                                                                              19,942,487
-------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.9%
Goodpack Ltd.                                                                            6,250,000             5,024,598
-------------------------------------------------------------------------------------------------------------------------
METALS & MINING--14.6%
Centennial Coal Co.                                                                      2,500,000             9,475,224
-------------------------------------------------------------------------------------------------------------------------
EuroZinc Mining Corp. 1                                                                 17,000,000             8,667,941
-------------------------------------------------------------------------------------------------------------------------
First Quantum Minerals Ltd.                                                                500,000             8,301,466
-------------------------------------------------------------------------------------------------------------------------
Gallery Gold Ltd. 1,2                                                                   25,000,000             6,607,564
-------------------------------------------------------------------------------------------------------------------------
Ivernia, Inc. 1                                                                          6,300,000             7,729,446
-------------------------------------------------------------------------------------------------------------------------
Ivernia, Inc. 1,3                                                                        3,200,000             3,926,068
-------------------------------------------------------------------------------------------------------------------------
Macarthur Coal Ltd.                                                                      2,000,000            10,408,198
-------------------------------------------------------------------------------------------------------------------------
Minara Resources Ltd.                                                                    6,000,000             8,466,423
-------------------------------------------------------------------------------------------------------------------------
Paladin Resources Ltd. 1                                                                11,000,000             8,216,599
-------------------------------------------------------------------------------------------------------------------------
Stornoway Diamond Corp. 1                                                                3,600,000             3,957,935
-------------------------------------------------------------------------------------------------------------------------
Tiberon Minerals Ltd. 1                                                                  2,000,000             4,206,501
                                                                                                        -----------------
                                                                                                              79,963,365
-------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.3%
-------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.3%
Danal Co. Ltd. 2                                                                           900,000             7,267,439
-------------------------------------------------------------------------------------------------------------------------
iTouch plc 1,2                                                                          21,000,000            16,362,546
                                                                                                        -----------------
                                                                                                              23,629,985
-------------------------------------------------------------------------------------------------------------------------
UTILITIES--2.8%
-------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.7%
Geodynamics Ltd. 1                                                                       2,700,000             3,710,808
-------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--2.1%
Xinao Gas Holdings Ltd.                                                                 18,000,000            11,914,631
                                                                                                        -----------------
Total Common Stocks (Cost $474,365,454)                                                                      545,026,080

                                                    DATE                 STRIKE          CONTRACTS
-------------------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
-------------------------------------------------------------------------------------------------------------------------
Norwood Immunology Ltd. Call 1
(Cost $0)                                       12/31/06                0.57GBP          1,250,000               112,978


3      |      OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                             UNITS                 VALUE
-------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.1%
-------------------------------------------------------------------------------------------------------------------------
Goodpack Ltd. Wts., Exp. 4/13/07 1                                                         781,250      $        159,362
-------------------------------------------------------------------------------------------------------------------------
Television Eighteen India Ltd. Wts.:
Exp. 3/15/06 1                                                                              41,667               122,088
Exp. 8/15/07 1                                                                              41,667               136,155
                                                                                                        -----------------
Total Rights, Warrants and Certificates (Cost $826,824)                                                          417,605
                                                                                         PRINCIPAL
                                                                                            AMOUNT
-------------------------------------------------------------------------------------------------------------------------
MONEY MARKET DEPOSIT--0.1%
-------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase, Nassau Branch, 6/1/05 (Cost $487,296)                              $       487,296               487,296
-------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.0%
-------------------------------------------------------------------------------------------------------------------------
Undivided interest of 3.67% in joint repurchase agreement (Principal
Amount/Value $440,257,000, with a maturity value of $440,293,688) with UBS
Warburg LLC, 3%, dated 5/31/05, to be repurchased at $16,151,346 on 6/1/05, collateralized by Federal National Mortgage Assn., 5%, 3/1/34, with a value
of $449,842,530 (Cost $16,150,000)                                                      16,150,000            16,150,000
-------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $491,829,574)                                              102.6%          562,193,959
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                         (2.6)          (14,014,508)

                                                                                        ---------------------------------
NET ASSETS                                                                                   100.0%     $    548,179,451
                                                                                        =================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

STRIKE IS REPORTED IN THE FOLLOWING CURRENCY:

GBP       British Pound Sterling

1. Non-income producing security.

2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of May 31, 2005 amounts to $171,271,718. Transactions during the period in which the issuer was an affiliate are as follows:

                                     SHARES         GROSS          GROSS           SHARES
                            AUGUST 31, 2004     ADDITIONS     REDUCTIONS     MAY 31, 2005
-----------------------------------------------------------------------------------------
auFeminin.com SA                    400,000       200,000             --          600,000
Ahnlab, Inc.                             --       700,000             --          700,000
Allen-Vanguard Corp.              1,500,000     1,000,000             --        2,500,000
B&B Group Holdings Ltd.          30,000,000     2,000,000             --       32,000,000
Bluecord Technology Corp.                --     1,000,000             --        1,000,000
Certicom Corp.                           --     2,500,000             --        2,500,000
Crisil Ltd.                         325,000            --        325,000               --
Danal Co. Ltd.                           --       900,000             --          900,000
Duzon Digital Ware Co. Ltd.         132,000       568,000             --          700,000
Electrovaya, Inc.                 3,700,000       300,000             --        4,000,000
G. Accion SA de CV,
Series B                          6,657,000            --      6,657,000               --
Gallery Gold Ltd.                23,000,000     2,000,000             --       25,000,000
Imaging Dynamics Co. Ltd.                --     2,000,000             --        2,000,000
Imaging Dynamics Co. Ltd.                --     4,000,000             --        4,000,000
iTouch plc                       21,000,000            --             --       21,000,000
Mobilians Co. Ltd.                       --       700,000             --          700,000


4      |      OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

Neowiz Corp.                             --        400,000             --          400,000
Opera Software ASA                5,000,000      3,000,000             --        8,000,000
Southern Cross
Resources, Inc.                          --      7,500,000             --        7,500,000
Trafficmaster plc                 6,000,000      4,000,000             --       10,000,000
Xillix Technologies Corp.         7,000,000      8,000,000             --       15,000,000
Yedang Entertainment Co.
Ltd.                              2,400,000        300,000      1,700,000        1,000,000

                                                                 DIVIDEND         REALIZED
                                                     VALUE         INCOME             GAIN
------------------------------------------------------------------------------------------
auFeminin.com SA                             $   9,819,846    $        --    $          --
Ahnlab, Inc.                                    12,324,334             --               --
Allen-Vanguard Corp.                             6,572,658             --               --
B&B Group Holdings Ltd.                          3,249,211         71,113               --
Bluecord Technology Corp.                       10,101,271             --               --
Certicom Corp.                                  13,344,487             --               --
Crisil Ltd.                                             --             --        4,187,572
Danal Co. Ltd.                                   7,267,439             --               --
Duzon Digital Ware Co. Ltd.                     10,221,808             --               --
Electrovaya, Inc.                                1,242,830             --               --
G. Accion SA de CV,
Series B                                                --             --        2,632,071
Gallery Gold Ltd.                                6,607,564             --               --
Imaging Dynamics Co. Ltd.                        2,947,737             --               --
Imaging Dynamics Co. Ltd.                        5,600,701             --               --
iTouch plc                                      16,362,546             --               --
Mobilians Co. Ltd.                              10,442,667             --               --
Neowiz Corp.                                     9,850,422             --               --
Opera Software ASA                              11,647,267             --               --
Southern Cross
Resources, Inc.                                  5,198,375             --               --
Trafficmaster plc                                7,722,639             --               --
Xillix Technologies Corp.                        7,289,675             --               --
Yedang Entertainment Co.
Ltd.                                            13,458,241             --        8,394,335
                                             ---------------------------------------------
                                             $ 171,271,718    $    71,113    $  15,213,978
                                             =============================================



3. Illiquid security. The aggregate value of illiquid securities as of May 31, 2005 was $10,241,621, which represents 1.87% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.



5      |      OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                    VALUE        PERCENT
----------------------------------------------------------------------------
Korea, Republic of South                     $   108,867,924           19.4%
Canada                                            94,520,795           16.8
India                                             68,642,376           12.2
Australia                                         58,804,361           10.5
United Kingdom                                    49,334,218            8.8
Japan                                             46,530,373            8.3
Hong Kong                                         31,181,759            5.5
Germany                                           20,366,953            3.6
United States                                     16,637,296            3.0
France                                            14,803,603            2.6
Norway                                            11,647,267            2.1
Bermuda                                            9,774,625            1.7
Cayman Islands                                     8,737,500            1.6
Turkey                                             5,760,352            1.0
Sweden                                             5,493,923            1.0
Singapore                                          5,183,960            0.9
Portugal                                           3,384,032            0.6
Belgium                                            2,522,642            0.4
                                              ------------------------------
Total                                         $  562,193,959          100.0%
                                              ==============================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $493,162,942
                                              =============

Gross unrealized appreciation                 $109,824,821
Gross unrealized depreciation                  (40,793,804)
                                              -------------
Net unrealized appreciation                   $ 69,031,017
                                              =============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees.


6      |      OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign. Withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS. A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of May 31, 2005, the Fund had no outstanding foreign currency contracts.

ILLIQUID SECURITIES. As of May 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


7      |      OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of May 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Small Company Fund


By:   /s/ John V. Murphy
      -------------------
      John V. Murphy

      Principal Executive Officer

Date: July 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      -------------------
      John V. Murphy

      Principal Executive Officer

Date: July 15, 2005


By:   /s/ Brian W. Wixted
      --------------------
      Brian W. Wixted

Date: July 15, 2005